Note 4 -Business Segments, Sales of Products and Significant Customers (Additional Information) (Details) $ in Thousands, oz in Millions, lb in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) Segment oz lb	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment Reporting Information [Line Items]
Number of reportable segments | Segment	4
Derivative, loss on derivative	$ 19,700	$ 5,800	$ 500
Trade	14,740	45,146
Allowance for doubtful accounts	$ 0	$ 0
Derivative, loss, statement of income or comprehensive income [Extensible Enumeration]	Unrealized gain (loss) on derivative contracts designated as hedge transactions	Unrealized gain (loss) on derivative contracts designated as hedge transactions	Unrealized gain (loss) on derivative contracts designated as hedge transactions
Silver Contracts [Member]
Segment Reporting Information [Line Items]
Metals contained in concentrates (Ounce) | oz	0.7
Gold [Member]
Segment Reporting Information [Line Items]
Metals contained in concentrates (Ounce) | oz	3,490.0
Zinc [Member]
Segment Reporting Information [Line Items]
Metals contained in concentrates (Ounce) | lb	0.4
Lead [Member]
Segment Reporting Information [Line Items]
Metals contained in concentrates (Ounce) | lb	12.0
Environmental Services [Member]
Segment Reporting Information [Line Items]
Revenues	$ 5,300